Transactions with Related Parties (Details 3) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions with Related Parties [Abstract]
Employee benefits	₪ 2	₪ 2	₪ 2